UNITED STATES
SECURITIES AND EXCHANGE COMMISSIO
WASHINGTON, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER:	811-23084

NAME OF REGISTRANT:	Series Portfolios Trust

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:	615 East Michigan Street Milwaukee, WI 53202

NAME AND ADDRESS OF AGENT FOR SERVICE:	Ryan Roell, President Series Portfolios Trust c/o U.S. Bancorp Fund Services, LLC 777 East Wisconsin Ave, 5th FL Milwaukee, WI 53202

REGISTRANT'S TELEPHONE NUMBER:	414-765-6839

DATE OF FISCAL YEAR END:	12/31

DATE OF REPORTING PERIOD:	07/01/2019 to 06/30/2020


Palm Valley Capital Fund
--------------------------------------------------------------------------------------------------------------------------
AMDOCS LIMITED
--------------------------------------------------------------------------------------------------------------------------
CUSIP: G02602103
Meeting Type: Annual
Meeting Date: 31-January-2020
Ticker: DOX
--------------------------------------------------------------------------------------------------------------------------
Prop.# Proposal	Proposal	Proposal	For/Against
	Type	Vote	Management

1A. Election of Director: Robert A. Minicucci	Mgmt	For	For

1B. Election of Director: Adrian Gardner	Mgmt	For	For

1C. Election of Director: James S. Kahan	Mgmt	For	For

1D. Election of Director: Rafael de la Vega	Mgmt	For	For

1E. Election of Director: Giora Yaron	Mgmt	For	For

1F. Election of Director: Eli Gelman	Mgmt	For	For

1G. Election of Director: Richard T.C. LeFave	Mgmt	For	For

1H. Election of Director: John A. MacDonald	Mgmt	For	For

1I. Election of Director: Shuky Sheffer	Mgmt	For	For

1J. Election of Director: Yvette Kanouff	Mgmt	For	For

2. To approve an amendment of the Amdocs Limited	Mgmt	For	For
1998 Stock Option and Incentive Plan increasing
the number of shares authorized for issuance under
the plan and the sublimit on "full value" awards
under the plan, in each case, by 3,000,000 shares
(Proposal II).

3. To approve an increase in the dividend rate under	Mgmt	For	For
our quarterly cash dividend program from $0.285
per share to $0.3275 per share (Proposal III).

4. To approve our Consolidated Financial Statements	Mgmt	For	For
for the fiscal year ended September 30, 2019
(Proposal IV).

5. To ratify and approve the appointment of Ernst &	Mgmt	For	For
Young LLP as our independent registered public
accounting firm for the fiscal year ending
September 30, 2020, and until the next annual
general meeting, and authorize the Audit
Committee of the Board of Directors to fix the
remuneration of such independent registered public
accounting firm in accordance with the nature and
extent of its services (Proposal V).

--------------------------------------------------------------------------------------------------------------------------
ALAMOS GOLD INC.
--------------------------------------------------------------------------------------------------------------------------
CUSIP: 011532108
Meeting Type: Annual
Meeting Date: 20-May-2020
Ticker: AGI
--------------------------------------------------------------------------------------------------------------------------
Prop.# Proposal	Proposal	Proposal	For/Against
	Type	Vote	Management

1. DIRECTOR
Elaine Ellingham	Mgmt	For	For
David Fleck	Mgmt	For	For
David Gower	Mgmt	For	For
Claire M. Kennedy	Mgmt	For	For
John A. McCluskey	Mgmt	For	For
Monique Mercier	Mgmt	For	For
Paul J. Murphy	Mgmt	For	For
J. Robert S. Prichard	Mgmt	For	For
Ronald E. Smith	Mgmt	For	For
Kenneth Stowe	Mgmt	For	For

2. Appointment of KPMG LLP as auditors of the	Mgmt	For	For
Company for the ensuing year and authorizing the
directors to fix their remuneration.

3. To consider, and if deemed advisable, pass a	Mgmt	For	For
resolution to approve an advisory resolution on the
Company's approach to executive compensation.

--------------------------------------------------------------------------------------------------------------------------
BENCHMARK ELECTRONICS, INC.
--------------------------------------------------------------------------------------------------------------------------
CUSIP: 08160H101
Meeting Type: Annual
Meeting Date: 13-May-2020
Ticker: BHE
--------------------------------------------------------------------------------------------------------------------------
Prop.# Proposal	Proposal	Proposal	For/Against
	Type	Vote	Management

1. DIRECTOR
Bruce A. Carlson	Mgmt	For	For
Douglas G. Duncan	Mgmt	For	For
Robert K. Gifford	Mgmt	For	For
Kenneth T. Lamneck	Mgmt	For	For
Jeffrey S. McCreary	Mgmt	For	For
Merilee Raines	Mgmt	For	For
David W. Scheible	Mgmt	For	For
Jeffrey W. Benck	Mgmt	For	For
Anne De Greef-Safft	Mgmt	For	For

2. Approve the compensation of the Company's	Mgmt	For	For
named executive officers.

3. Ratify the appointment of KPMG LLP as	Mgmt	For	For
independent registered public accounting firm.

--------------------------------------------------------------------------------------------------------------------------
BONANZA CREEK ENERGY INC.
--------------------------------------------------------------------------------------------------------------------------
CUSIP: 097793400
Meeting Type: Annual
Meeting Date: 3-June-2020
Ticker: BCEI
--------------------------------------------------------------------------------------------------------------------------
Prop.# Proposal	Proposal	Proposal	For/Against
	Type	Vote	Management

1. DIRECTOR
Carrie L. Hudak	Mgmt	For	For
Eric T. Greager	Mgmt	For	For
Paul Keglevic	Mgmt	For	For
Brian Steck	Mgmt	For	For
Jack E. Vaughn	Mgmt	For	For
Scott D. Vogel	Mgmt	For	For
Jeffrey E. Wojahn	Mgmt	For	For

2. Ratify the selection of Deloitte & Touche LLP as the	Mgmt	For	For
Company's independent registered public
accountant for 2020.

3. To approve, on an advisory basis, the	Mgmt	For	For
compensation of our named executive officers.

--------------------------------------------------------------------------------------------------------------------------
CARTER'S INC.
--------------------------------------------------------------------------------------------------------------------------
CUSIP: 146229109
Meeting Type: Annual
Meeting Date: 14-May-2020
Ticker: CRI
--------------------------------------------------------------------------------------------------------------------------
Prop.# Proposal	Proposal	Proposal	For/Against
	Type	Vote	Management

1A. Election of Director: Hali Borenstein	Mgmt	For	For

1B. Election of Director: Amy Woods Brinkley	Mgmt	For	For

1C. Election of Director: Giuseppina Buonfantino	Mgmt	For	For

1D. Election of Director: Michael D. Casey	Mgmt	For	For

1E. Election of Director: A. Bruce Cleverly	Mgmt	For	For

1F. Election of Director: Jevin S. Eagle	Mgmt	For	For

1G. Election of Director: Mark P. Hipp	Mgmt	For	For

1H. Election of Director: William J. Montgoris	Mgmt	For	For

1I. Election of Director: Richard A. Noll	Mgmt	For	For

1J. Election of Director: Gretchen W. Price	Mgmt	For	For

1K. Election of Director: David Pulver	Mgmt	For	For

1L. Election of Director: Thomas E. Whiddon	Mgmt	For	For

2. Advisory approval of executive compensation.	Mgmt	For	For

3. Ratification of the appointment of	Mgmt	For	For
PricewaterhouseCoopers LLP as the Company's
independent registered public accounting firm for
fiscal 2020.

--------------------------------------------------------------------------------------------------------------------------
CRAWFORD & COMPANY
--------------------------------------------------------------------------------------------------------------------------
CUSIP: 224633107
Meeting Type: Annual
Meeting Date: 15-May-2020
Ticker: CRD.B
--------------------------------------------------------------------------------------------------------------------------
Prop.# Proposal	Proposal	Proposal	For/Against
	Type	Vote	Management

1. DIRECTOR
H. V. Agadi	Mgmt	Withhold	Against
I. K. Beale	Mgmt	Withhold	Against
J. C. Crawford	Mgmt	Withhold	Against
J. C. Crawford, Jr.	Mgmt	Withhold	Against
L. G. Hannusch	Mgmt	Withhold	Against
M. E. Jarrard	Mgmt	Withhold	Against
C. H. Ogburn	Mgmt	Withhold	Against
R. Patel	Mgmt	Withhold	Against
D. R. Williams	Mgmt	Withhold	Against

2. Proposal to approve an amendment to the Crawford	Mgmt	For	For
& Company International Employee Stock Purchase
Plan.

3. Proposal to ratify the appointment of Ernst & Young	Mgmt	For	For
LLP as independent auditor for the Company for
the 2020 fiscal year.

--------------------------------------------------------------------------------------------------------------------------
CRIMSON WINE GROUP, LTD.
--------------------------------------------------------------------------------------------------------------------------
CUSIP: 22662X100
Meeting Type: Annual
Meeting Date: 26-July-2019
Ticker: CWGL
--------------------------------------------------------------------------------------------------------------------------
Prop.# Proposal	Proposal	Proposal	For/Against
	Type	Vote	Management

1. DIRECTOR
John D. Cumming	Mgmt	For	For
Joseph S. Steinberg	Mgmt	For	For
Avraham N. Neikrug	Mgmt	For	For
Douglas M. Carlson	Mgmt	For	For
Craig D. Williams	Mgmt	For	For
Colby A. Rollins	Mgmt	For	For
Luanne D. Tierney	Mgmt	For	For

2. Ratification of the selection of BPM LLP as	Mgmt	For	For
independent auditors of the company for the year
ending December 31, 2019.

3. To approve, on an advisory basis, the	Mgmt	For	For
compensation of the Company's named executive
officers ("say-on-pay").

4. To vote, on an advisory basis, on the frequency of	Mgmt	1 Year	Against
future say-on-pay votes ("say-on-frequency").

--------------------------------------------------------------------------------------------------------------------------
DICK'S SPORTING GOODS, INC.
--------------------------------------------------------------------------------------------------------------------------
CUSIP: 253393102
Meeting Type: Annual
Meeting Date: 10-June-2020
Ticker: DKS
--------------------------------------------------------------------------------------------------------------------------
Prop.# Proposal	Proposal	Proposal	For/Against
	Type	Vote	Management

1. DIRECTOR
Edward W. Stack	Mgmt	For	For
Lauren R. Hobart	Mgmt	For	For
Lawrence J. Schorr	Mgmt	For	For

2. Ratification of the appointment of Deloitte & Touche	Mgmt	For	For
LLP as the Company's independent registered
public accounting firm for fiscal 2020.

3. Non-binding advisory vote to approve	Mgmt	For	For
compensation of named executive officers, as
disclosed in the Company's 2020 proxy statement.

--------------------------------------------------------------------------------------------------------------------------
EURONET WORLDWIDE, INC.
--------------------------------------------------------------------------------------------------------------------------
CUSIP: 298736109
Meeting Type: Annual
Meeting Date: 21-May-2020
Ticker: EEFT
--------------------------------------------------------------------------------------------------------------------------
Prop.# Proposal	Proposal	Proposal	For/Against
	Type	Vote	Management

1. DIRECTOR
Andrzej Olechowski	Mgmt	For	For
Eriberto R. Scocimara	Mgmt	For	For
Mark R. Callegari	Mgmt	For	For

2. Ratification of the appointment of KPMG LLP as	Mgmt	For	For
Euronet's independent registered public accounting
firm for the year ending December 31, 2020.

3. Advisory vote on executive compensation.	Mgmt	For	For

--------------------------------------------------------------------------------------------------------------------------
FAF TREASURY OBLIGATIONS FUND
--------------------------------------------------------------------------------------------------------------------------
CUSIP: 31846V328
Meeting Type: Special
Meeting Date: 29-August-2019
Ticker: FXFXX
--------------------------------------------------------------------------------------------------------------------------
Prop.# Proposal	Proposal	Proposal	For/Against
	Type	Vote	Management

1. DIRECTOR
David K. Baumgardner	Mgmt	For	For
Mark E. Gaumond	Mgmt	For	For
Roger A. Gibson	Mgmt	For	For
Jennifer J. McPeek	Mgmt	For	For
C. David Myers	Mgmt	For	For
Richard K. Riederer	Mgmt	For	For
P. Kelly Tompkins	Mgmt	For	For

--------------------------------------------------------------------------------------------------------------------------
HEALTHCARE SERVICES GROUP, INC.
--------------------------------------------------------------------------------------------------------------------------
CUSIP: 421906108
Meeting Type: Annual
Meeting Date: 26-May-2020
Ticker: HCSG
--------------------------------------------------------------------------------------------------------------------------
Prop.# Proposal	Proposal	Proposal	For/Against
	Type	Vote	Management

1. DIRECTOR
Theodore Wahl	Mgmt	For	For
John M. Briggs	Mgmt	For	For
Robert L. Frome	Mgmt	For	For
Dino D. Ottaviano	Mgmt	For	For
Michael E. McBryan	Mgmt	For	For
Diane S. Casey	Mgmt	For	For
John J. McFadden	Mgmt	For	For
Jude Visconto	Mgmt	For	For
Daniela Castagnino	Mgmt	For	For
Laura Grant

2. To approve and ratify the selection of Grant	Mgmt	For	For
Thornton LLP as the independent registered public
accounting firm of the Company for the current
fiscal year ending December 31, 2020.

3. To consider an advisory vote on executive	Mgmt	For	For
compensation.

4. To approve and adopt the Company's 2020	Mgmt	For	For
Omnibus Incentive Plan.

--------------------------------------------------------------------------------------------------------------------------
OSISKO GOLD ROYALTIES LTD
--------------------------------------------------------------------------------------------------------------------------
CUSIP: 68827L101
Meeting Type: Annual
Meeting Date: 22-June-2020
Ticker: OR
--------------------------------------------------------------------------------------------------------------------------
Prop.# Proposal	Proposal	Proposal	For/Against
	Type	Vote	Management

1. DIRECTOR
The Hon. John R. Baird	Mgmt	For	For
Françoise Bertrand	Mgmt	For	For
John Burzynski	Mgmt	For	For
Christopher C. Curfman	Mgmt	For	For
Joanne Ferstman	Mgmt	For	For
William Murray John	Mgmt	For	For
Pierre Labbé	Mgmt	For	For
Charles E. Page	Mgmt	For	For
Sean Roosen	Mgmt	For	For

2. To appoint PricewaterhouseCoopers LLP as the	Mgmt	For	For
Corporation's independent auditor for the ensuing
year and to authorize the directors to fix its
remuneration.

3. Ordinary resolution to approve the unallocated	Mgmt	For	For
options and amendments to the Stock Option Plan,
as more fully described in the Circular.

4. Ordinary resolution to approve the amendments to	Mgmt	For	For
the Employee Share Purchase Plan, as more fully
described in the Circular.

5. Ordinary resolution to approve the amendments to	Mgmt	For	For
the Restricted Share Unit Plan, as more fully
described in the Circular.

6. Ordinary resolution to approve the continuation of	Mgmt	For	For
the Amended and Restated Shareholder Rights
Plan, as more fully described in the Circular.

7. Advisory resolution accepting Osisko's approach to	Mgmt	For	For
executive compensation, the full text of which is
reproduced in the accompanying Circular.

--------------------------------------------------------------------------------------------------------------------------
UNITED-GUARDIAN, INC.
--------------------------------------------------------------------------------------------------------------------------
CUSIP: 910571108
Meeting Type: Annual
Meeting Date: 20-May-2020
Ticker: UG
--------------------------------------------------------------------------------------------------------------------------
Prop.# Proposal	Proposal	Proposal	For/Against
	Type	Vote	Management

1. DIRECTOR
Robert S. Rubinger	Mgmt	For	For
Kenneth H. Globus	Mgmt	For	For
Lawrence F. Maietta	Mgmt	For	For
Arthur M. Dresne	Mgmt	For	For
Andrew A. Boccone	Mgmt	For	For
S. Ari Papoulias	Mgmt	For	For

2. APPROVAL ON AN ADVISORY BASIS TO HOLD A	Mgmt	For	For
VOTE EVERY YEAR ON THE COMPENSATION
PAID TO THE COMPANY'S NAMED EXECUTIVE
OFFICERS

3. APPROVAL ON AN ADVISORY BASIS, OF THE	Mgmt	For	For
COMPENSATION OF THE COMPANY'S NAMED
EXECUTIVE OFFICERS.

4. PROPOSAL TO RATIFY THE APPOINTMENT OF	Mgmt	For	For
BAKER TILLY VIRCHOW KRAUSE, LLP AS THE
INDEPENDENT PUBLIC ACCOUNTANTS OF THE
COMPANY FOR THE FISCAL YEAR ENDING
DECEMBER 31, 2020.

--------------------------------------------------------------------------------------------------------------------------
WEIS MARKETS, INC.
--------------------------------------------------------------------------------------------------------------------------
CUSIP: 948849104
Meeting Type: Annual
Meeting Date: 30-April-2020
Ticker: WMK
--------------------------------------------------------------------------------------------------------------------------
Prop.# Proposal	Proposal	Proposal	For/Against
	Type	Vote	Management

1. DIRECTOR	Mgmt	For	For
Jonathan H. Weis	Mgmt	For	For
Harold G. Graber	Mgmt	For	For
Dennis G. Hatchell	Mgmt	For	For
Edward J. Lauth III	Mgmt	For	For
Gerrald B. Silverman	Mgmt	For	For

2. Proposal to ratify the appointment of RSM US LLP	Mgmt	For	For
as the independent registered public accounting
firm of the corporation.

3. Proposal to provide an advisory vote to approve the	Mgmt	For	For
executive compensation of the Company's named
executive officers.

4. Proposal to provide an advisory vote on the	Mgmt	1 Year	Against
frequency of the advisory vote to approve executive
compensation.

5. Shareholder proposal to amend the Company's	Shareholder	Abstain	Abstain
articles of incorporation and/or bylaws to provide
that directors shall be elected by the affirmative
vote of the majority of votes cast at an annual
meeting of shareholders in uncontested elections.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Series Portfolios Trust
Signature:	/s/ Ryan Roell
Name:	Ryan Roell
Title:	President
Date:	August 7, 2020